Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Revenues from proprietary products	$ 24,061	$ 23,011	$ 102,598
Revenues from distribution	6,649	5,082	26,741
Total revenues	30,710	28,093	129,339
Cost of revenues from proprietary products	13,224	12,449	58,229
Cost of revenues from distribution	5,647	4,342	24,407
Total cost of revenues	18,871	16,791	82,636
Gross profit	11,839	11,302	46,703
Research and development expenses	3,231	4,420	13,172
Selling and marketing expenses	3,922	3,321	15,284
General and administrative expenses	3,418	3,005	12,803
Other expenses	979	310	912
Operating income (loss)	289	246	4,532
Financial income	25	2	91
Income (expense) in respect of securities measured at fair value, net
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	151	169	298
Revaluation of long-term liabilities	(1,761)	(2,010)	(6,266)
Financial expenses	(500)	(194)	(914)
Income before tax on income	(1,796)	(1,787)	(2,259)
Taxes on income	13	41	62
Net Income (loss)	(1,809)	(1,828)	(2,321)
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met
Gain (loss) from securities measured at fair value through other comprehensive income
Gain (loss) on cash flow hedges	(156)	(108)	(776)
Net amounts transferred to the statement of profit or loss for cash flow hedges	145	66	634
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	191		497
Tax effect
Total comprehensive income (loss)	$ (1,629)	$ (1,870)	$ (1,966)
Earnings per share attributable to equity holders of the Company:
Basic net earnings per share (in Dollars per share)	$ (0.04)	$ (0.04)	$ (0.05)
Diluted net earnings per share (in Dollars per share)	$ (0.04)	$ (0.04)	$ (0.05)